Assumptions Used to Estimate Fair Values of Share Options Granted - Baidu, Inc. (Detail) (Baidu, Inc.)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 Year
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Risk-free interest rate			1.18%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility range			85.43%
Weighted average expected volatility	58.27%	68.12%	85.43%
Expected life (in years)			2.65
Minimum
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Risk-free interest rate	0.31%	0.61%
Expected volatility range	48.20%	64.76%
Expected life (in years)	2.66	2.65
Maximum
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Risk-free interest rate	1.03%	1.13%
Expected volatility range	61.58%	69.70%
Expected life (in years)	3.00	2.66